Related Parties - Summary of Goods or Services Provided by Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Cost of revenue - related parties	$ 75
Howco Metals Management Pte. Ltd.
Disclosure of transactions between related parties [line items]
Cost of revenue - related parties	23
SC Tubular Solutions Malaysia Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Cost of revenue - related parties	49
Sumitomo Corporation
Disclosure of transactions between related parties [line items]
Cost of revenue - related parties	$ 3